Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Oct. 27, 2020
Document Information Line Items
Entity Registrant Name	ReTo Eco-Solutions, Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		24,135,000
Amendment Flag	false
Entity Central Index Key	0001687277
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	001-38307
Entity Incorporation, State or Country Code	F4
Entity Interactive Data Current	Yes